Insurance - Reconciliation of Life Insurance Policyholder Liabilities (Detail) - Life insurance contracts [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Gross amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	$ 9,687	$ 9,159
New and in-force policies	502	865
Changes in assumption and methodology	(173)	(349)
Net change in investment contracts	8	12
Balances, at end of period	10,024	9,687
Reinsurers' share of amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	393	545
New and in-force policies	83	53
Changes in assumption and methodology	17	(205)
Balances, at end of period	493	393
Net Amounts [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	9,294	8,614
New and in-force policies	419	812
Changes in assumption and methodology	(190)	(144)
Net change in investment contracts	8	12
Balances, at end of period	$ 9,531	$ 9,294